INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The Company's provision for income taxes is affected by income taxes in a multinational tax environment. The income tax provision is an estimate determined based on current enacted tax laws and tax rates at each of its geographic locations with the use of acceptable allocation methodologies based upon the Company’s organizational structure, the Company’s operations and business mode of work, and result in applicable local taxable income attributable to those locations.

The Company’s income tax provision is comprised of the following:

	Year ended December 31,
	2020	2019	2018
Current tax expense:
Local	$--	$--	$2,164
Foreign	2,232	1,013	9,273
Deferred tax expense (benefit):
Local	8,481	7,098	9,316
Foreign	(5,314)	(5,163)	(14,815)
Income tax expense	$5,399	$2,948	$5,938

Schedule of Profit (Loss) Before Taxes
	Year ended December 31,
	2020	2019	2018
Profit (loss) before taxes:
Domestic	$100,145	$103,432	$142,831
Foreign	(11,457)	(12,411)	(3,514)
Total profit before taxes	$88,688	$91,021	$139,317

Schedule of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*)

	As of December 31,
	2020	2019
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$72,658	$78,783
Employees benefits and compensation	6,813	4,819
Accruals and reserves	3,312	3,341
Research and development	18,179	15,276
Others	3,453	5,068
	104,415	107,287
Valuation allowance, see F below	(10,745)	(7,266)
Deferred tax assets	$93,670	$100,021
Deferred tax liabilities- long-term:
Depreciation and amortization	$(76,136)	$(77,966)
Others	(1,018)	(931)
Deferred tax liabilities	$(77,154)	$(78,897)

Presented in long term deferred tax assets	$57,802	$66,362
Presented in long term deferred tax liabilities	$(41,286)	$(45,238)

(*) Deferred tax assets and liabilities relating to Tower for the years 2020 and 2019 are computed based on the Israeli preferred enterprise tax rate of 7.5%.

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2020	$15,113
Additions for tax positions of current year	624
Reduction due to statute of limitation of prior years	(423)
Balance at December 31, 2020	$15,314

F - 51

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 19 - INCOME TAXES (Cont.)

D.Unrecognized Tax Benefit (Cont.)

Unrecognized tax benefits
Balance at January 1, 2019	$14,783
Additions for tax positions of current year	778
Reduction due to statute of limitation of prior years	(448)
Balance at December 31, 2019	$15,113

Unrecognized tax benefits
Balance at January 1, 2018	$15,286
Additions for tax positions of current year	716
Reduction due to statute of limitation of prior years	(1,219)
Balance at December 31, 2018	$14,783

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2020	2019	2018
Tax expense computed at statutory rates, see (*) below	$20,398	$20,935	$32,044
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(15,046)	(16,396)	(23,150)
Change in valuation allowance, see F below	3,479	1,432	1,060
Permanent differences and other, net	(3,432)	(3,023)	(4,016)
Income tax expense	$5,399	$2,948	$5,938

(*) The tax expense was computed based on regular Israeli corporate tax rate of 23%.